SHARE-BASED PAYMENTS - Deferred Share Units (Details) - Deferred share units - EquityInstruments	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Equity Instruments other than options
Outstanding, beginning balance	701,927	559,725
Granted during the year	192,976	142,202
Outstanding, ending balance	894,903	701,927
Vested (in shares)	894,903	701,927